Acquisition of Regent Feinbau Adermann GmbH - Schedule of Fair Values of the Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Acquisition of Regent Feinbau Adermann GmbH [Abstract]
By cash		$ 701
By common shares		57
Fair value of Noncontrolling Interest (49%)	[1]	566
Total		1,324
Property, plant and equipment		236
Operating lease right-of-use assets		617
Inventories		530
Accounts receivable and others		275
Cash and cash equivalents		593
Long-term loan payable		(594)
Operating lease liabilities		(617)
Trade payables and others		(166)
Income tax payable		(157)
Deferred income taxes		(190)
Net assets		527
Intangible asset – Customer relationship	[2]	537
Goodwill (residual)		260 [3]
Total		$ 1,324

[1]	The non-controlling interests mainly represent the interests allocated to shareholders with 49% equity interest in Regent. The fair value of the non-controlling interest was determined using the income approach, with assistance of an independent appraiser.
[2]	The customer relationship was valued using the multi-period excess earnings method under the income approach. The estimated useful life of the customer relationship is 6 years.
[3]	Goodwill primarily represents the expected synergies arising from the acquisition, including expansion of the Group’s manufacturing capabilities in Germany, access to an established customer base and workforce. Goodwill is not expected to be deductible for tax purposes.